DEBT (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	September 30, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Revolving Credit Facility	$51,703	$89,750
Term Loan A and Term Loan B	705,050	810,975
Vessel financing loans	63,743	74,774
Other long-term financing arrangements	29,119	34,895
Other revolving credit facilities, at a weighted average interest rate of 5.7% as of September 30, 2024 (6.5% as of December 31, 2023)	52,382	38,770
Bank overdrafts	16,451	11,488
Finance lease obligations, at a weighted average interest rate of 5.4% as of September 30, 2024 (4.2% as of December 31, 2023)	74,123	33,184
Total debt, gross	992,571	1,093,836
Unamortized debt discounts and debt issuance costs	(10,312)	(14,395)
Total debt, net	982,259	1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(87,023)	(222,940)
Bank overdrafts	(16,451)	(11,488)
Long-term debt, net	$878,785	$845,013